FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2006

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Colony Capital Management, Inc.
Address: 3060 Peachtree Road NW
         Suite 1550
         Atlanta, GA  30305

13F File Number:  028-06590

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:     T. Marion Slaton
Title:    Principal
Phone:    404-365-5050
Signature, Place, and Date of Signing:

    T. Marion Slaton     Atlanta, Georgia       February 8, 2007


Report Type (Check only one.):

[ X]        13F HOLDINGS REPORT.

[  ]        13F NOTICE.

[  ]        13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       88

Form 13F Information Table Value Total:       $121,020



List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AT&T Corp                      COM              00206R102     2167    60606 SH       SOLE                             60606
Aaron Rents Inc                COM              002535201      428    14856 SH       SOLE                             14856
Abbott Laboratories            COM              002824100      458     9395 SH       SOLE                              9395
Accenture Ltd                  COM              g1150g111     1409    38150 SH       SOLE                             38150
Adobe Systems Inc              COM              00724F101      214     5200 SH       SOLE                              5200
Agilent Technologies Inc       COM              00846U101     1143    32800 SH       SOLE                             32800
Alltel Corp                    COM              020039103     1028    17000 SH       SOLE                             17000
Altria Group Inc               COM              02209S103      529     6165 SH       SOLE                              6165
American International Group   COM              026874107      778    10856 SH       SOLE                             10856
Amgen Inc                      COM              031162100     2042    29895 SH       SOLE                             29895
Amphenol Corp-CL A             COM              032094203     2593    41775 SH       SOLE                             41775
Avery-Dennison Corp            COM              053611109      394     5800 SH       SOLE                              5800
BB&T Corporation               COM              054937107      608    13839 SH       SOLE                             13839
Baker Hughes Inc               COM              057224107     1377    18450 SH       SOLE                             18450
Bank of America Corp           COM              060505104     5154    96533 SH       SOLE                             96533
Bank of New York Co Inc        COM              064057102     1378    35000 SH       SOLE                             35000
Benchmark Electronics          COM              08160H101      928    38100 SH       SOLE                             38100
Best Buy Co Inc                COM              086516101     1540    31302 SH       SOLE                             31302
Caremark Rx Inc                COM              141705103      244     4272 SH       SOLE                              4272
Chevron Corp                   COM              166764100     2188    29762 SH       SOLE                             29762
Cisco Systems Inc              COM              17275R102     2681    98095 SH       SOLE                             98095
Citigroup Inc                  COM              172967101     2072    37198 SH       SOLE                             37198
Coach Inc                      COM              189754104     3724    86693 SH       SOLE                             86693
Coca Cola Co                   COM              191216100      930    19268 SH       SOLE                             19268
Commscope                      COM              203372107      680    22300 SH       SOLE                             22300
ConocoPhillips                 COM              20825C104     1389    19300 SH       SOLE                             19300
Costco Wholesale Corp          COM              22160K105      281     5310 SH       SOLE                              5310
Danaher Corp                   COM              235851102     1986    27415 SH       SOLE                             27415
Dell Inc                       COM              24702R101     2581   102879 SH       SOLE                            102879
Dow Chemical Co                COM              260543103      315     7900 SH       SOLE                              7900
EMC Corp - Mass                COM              268648102      174    13200 SH       SOLE                             13200
Exxon Mobil Corp               COM              30231G102     3010    39275 SH       SOLE                             39275
Fannie Mae                     COM              313586109      469     7900 SH       SOLE                              7900
Garmin Ltd                     COM              G37260109     1895    34050 SH       SOLE                             34050
General Electric Co            COM              369604103     4432   119108 SH       SOLE                            119108
Gilead Sciences Inc.           COM              375558103     1274    19625 SH       SOLE                             19625
Global Payments                COM              37940X102     1179    25475 SH       SOLE                             25475
Goldman Sachs Group Inc        COM              38141g104     2048    10275 SH       SOLE                             10275
Harris Corp                    COM              413875105      971    21175 SH       SOLE                             21175
Health Management Assoc Inc    COM              421933102      497    23524 SH       SOLE                             23524
Home Depot Inc                 COM              437076102     2592    64545 SH       SOLE                             64545
Illinois Tool Works Inc        COM              452308109     1192    25800 SH       SOLE                             25800
International Business Machine COM              459200101      333     3429 SH       SOLE                              3429
Intuit Inc                     COM              461202103     1031    33800 SH       SOLE                             33800
JPMorgan Chase & Co            COM              46625H100     1479    30625 SH       SOLE                             30625
John H Harland Co              COM              412639310      629    12539 SH       SOLE                             12539
Johnson & Johnson              COM              478160104     3563    53964 SH       SOLE                             53964
Kellogg Co                     COM              487836108     1334    26650 SH       SOLE                             26650
Lam Research Corp              COM              512807108     1217    24050 SH       SOLE                             24050
Lehman Brothers Holding Inc    COM              524908100     2887    36958 SH       SOLE                             36958
Lennar Corp                    COM              526057104     1320    25155 SH       SOLE                             25155
Lilly, Eli Co                  COM              532457108     1347    25850 SH       SOLE                             25850
Lowe's Companies               COM              548661107      611    19600 SH       SOLE                             19600
McGraw-Hill Companies Inc      COM              580645109     2025    29770 SH       SOLE                             29770
Medtronic Inc                  COM              585055106     1057    19750 SH       SOLE                             19750
Merrill Lynch & Co             COM              590188108     2016    21650 SH       SOLE                             21650
Microsoft Corp                 COM              594918104     2304    77171 SH       SOLE                             77171
Morgan Stanley                 COM              617446448     1363    16740 SH       SOLE                             16740
Nike Inc Cl B                  COM              654106103      511     5165 SH       SOLE                              5165
Nordstrom Inc                  COM              655664100     1199    24300 SH       SOLE                             24300
Northern Trust Corp.           COM              665859104      796    13120 SH       SOLE                             13120
Omnicom Group                  COM              681919106     1367    13075 SH       SOLE                             13075
Penney, J C Inc                COM              708160106     1346    17400 SH       SOLE                             17400
Pfizer Inc                     COM              717081103      495    19100 SH       SOLE                             19100
Praxair Inc                    COM              74005P104     1284    21650 SH       SOLE                             21650
Procter & Gamble Co            COM              742718109     2945    45816 SH       SOLE                             45816
Reliance Steel                 COM              759509102     1237    31400 SH       SOLE                             31400
Sandisk Corp                   COM              80004C101     1606    37325 SH       SOLE                             37325
Schering Plough Corp           COM              806605101      252    10675 SH       SOLE                             10675
Smith International Inc        COM              832110100      395     9628 SH       SOLE                              9628
Southern Co                    COM              842587107      662    17968 SH       SOLE                             17968
St Jude Medical Inc            COM              790849103      599    16380 SH       SOLE                             16380
Stryker Corp                   COM              863667101      390     7080 SH       SOLE                              7080
SunTrust Banks Inc             COM              867914103      806     9548 SH       SOLE                              9548
United Parcel Service -CL B    COM              911312106     1380    18400 SH       SOLE                             18400
United Technologies Corp       COM              913017109     3529    56444 SH       SOLE                             56444
Wachovia Corp                  COM              929903102      947    16635 SH       SOLE                             16635
Wal-Mart Stores Inc            COM              931142103     1873    40560 SH       SOLE                             40560
Walgreen Co                    COM              931422109     1030    22450 SH       SOLE                             22450
Wellpoint Inc                  COM              94973V107      889    11300 SH       SOLE                             11300
Wells Fargo Company            COM              949746101     2362    66430 SH       SOLE                             66430
Wyeth                          COM              983024100     2474    48585 SH       SOLE                             48585
XTO Energy Inc                 COM              98385X106     2010    42729 SH       SOLE                             42729
American EuroPacific Growth Fu                  298706102      238 5114.727000SH     SOLE                        5114.727000
American High Income Tr SBI                     026547109      126 10019.748000SH    SOLE                        10019.748000
American Wash Mutual Invst-A                    939330106      288 8264.301000SH     SOLE                        8264.301000
Columbia Marsico Growth Fd Cl                   638914473      277 13757.779000SH    SOLE                        13757.779000
Munder Midcap Core Growth Fd C                  626124283      216 8609.472000SH     SOLE                        8609.472000